SUBSEQUENT EVENTS (Details Narrative)	Aug. 25, 2021	Aug. 13, 2021 USD ($)	Aug. 13, 2021 GBP (£)	Aug. 02, 2021 USD ($)	Aug. 02, 2021 GBP (£)
Marygold Co Uk Limited [Member] | Tiger Financial And Asset Management Limited [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred		$ 2,100,000	£ 1,500,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Amendments to Article Of Incorporation Written Consent Percentage Of Majority Stockholders	59.33%
Subsequent Event [Member] | Reverse Stock Split [Member] | Minimum [Member]
Subsequent Event [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio	1.5
Subsequent Event [Member] | Reverse Stock Split [Member] | Maximum [Member]
Subsequent Event [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio	2.75
Subsequent Event [Member] | Marygold Co Uk Limited [Member]
Subsequent Event [Line Items]
Cash				$ 70,000	£ 50,000
Subsequent Event [Member] | Marygold Co Uk Limited [Member] | Tiger Financial And Asset Management Limited [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred		$ 2,100,000	£ 1,500,000